Van Kampen Life Investment Trust Comstock Portfolio
 -------------------------------------------------------------------------------

The Comstock Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Shares of the Portfolio have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any state regulator, and neither the SEC nor any state regulator has passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      This Prospectus is dated MAY 1, 2004

                                 CLASS I SHARES

                                   PROSPECTUS

                            (SHARES OFFERED PRIOR TO
                               APRIL 28, 2000 ARE
                           DESIGNATED CLASS I SHARES)

                         [VAN KAMPEN INVESTMENTS LOGO]

Table of Contents

Risk/Return Summary.........................................   3
Fees and Expenses of the Portfolio..........................   5
Van Kampen Life Investment Trust General Information........   5
Investment Objective, Strategies and Risks..................   5
Investment Advisory Services................................   9
Purchase of Shares..........................................  10
Redemption of Shares........................................  11
Dividends, Distributions and Taxes..........................  11
Financial Highlights........................................  14

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio, the Portfolio's investment adviser or the Portfolio's distributor. This Prospectus does not constitute an offer by the Portfolio or by the Portfolio's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Portfolio to make such an offer in such jurisdiction.

Risk/Return Summary

 -------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

                        PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the capital growth and income potential for such securities materially change. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

                           PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Portfolio may invest) often fluctuate more than stock prices of larger companies. The ability of the Portfolio's investment holdings to generate income depends on the earnings and the continuing declaration of dividends by the issuers of such securities.

FOREIGN RISKS. Because the Portfolio may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation issues.

RISKS OF USING DERIVATIVE INSTRUMENTS. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and options on futures contracts are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

MANAGER RISK. As with any managed fund, the Portfolio's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Portfolio's performance may lag behind that of similar funds.

                                INVESTOR PROFILE

In light of the Portfolio's investment objective and strategies, the Portfolio may be appropriate for investors who:

- Seek capital growth and income over the long-term

- Can withstand volatility in the value of their shares of the Portfolio

- Wish to add to their investment holdings a portfolio that emphasizes a value style of investing in equity securities

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE

One way to measure the risks of investing in the Portfolio is to look at how its performance has varied from year to year. The following chart shows the annual returns of the Portfolio's Class I Shares over the four calendar years prior to the date of this Prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that past performance of the Portfolio is not indicative of its future performance.

                                                                             ANNUAL RETURN
                                                                             -------------
2000                                                                             29.79
2001                                                                             -2.46
2002                                                                            -19.25
2003                                                                             30.99

The Portfolio's return for the three month period ended March 31, 2004 for Class I Shares was 3.43%. As a result of market activity, current performance may vary from the figures shown.

During the four-year period shown in the bar chart, the highest quarterly return for Class I Shares was 18.10% (for the quarter ended June 30, 2003) and the lowest quarterly return for Class I Shares was -18.97% (for the quarter ended September 30, 2002).

                            COMPARATIVE PERFORMANCE

As a basis for evaluating the Portfolio's performance and risks, the table below shows how the Portfolio's performance compares with two broad-based market indices that the Portfolio's investment adviser believes are appropriate benchmarks for the Portfolio: the Standard & Poor's 500 Index* and the Standard & Poor's Barra Value Index**. The Portfolio's performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. The indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices. An investment cannot be made directly in the indices.

Average annual total returns are shown for the periods ended December 31, 2003 (the most recently completed calendar year prior to the date of this Prospectus). Remember that past performance of the Portfolio is not indicative of its future performance.

    AVERAGE ANNUAL
    TOTAL RETURNS
    FOR THE
    PERIODS ENDED                    PAST      SINCE
    DECEMBER 31, 2003               1 YEAR   INCEPTION
----------------------------------------------------------
    Van Kampen Comstock
    Portfolio --
    Class I Shares                  30.99%     5.16%(1)
...........................................................
    Standard & Poor's 500 Index     28.68%    -2.44%(1)
...........................................................
    Standard & Poor's Barra Value
    Index                           31.79%    -0.31%(1)
...........................................................

Inception Dates: (1) 4/30/99

 * The Standard & Poor's 500 Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and industry group representation.

** The Standard & Poor's Barra Value Index is constructed by dividing the stocks in the Standard & Poor's 500 Index according to a single attribute of price-to-book ratio. The index contains companies with lower price-to-book ratios, and is capitalization weighted so that each stock is weighted in the appropriate index in proportion to its market value.

Fees and Expenses
of the Portfolio

 -------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

                                                CLASS I
                                                SHARES
-----------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets and are
based on expenses incurred during the Portfolio's fiscal
year ended December 31, 2003)
-----------------------------------------------------------
Management fees                                   0.59%
............................................................
Distribution and/or service (12b-1) fees           None
............................................................
Other expenses                                    0.06%
............................................................
Total annual portfolio operating expenses         0.65%
............................................................

Example:

The following example is intended to help you compare the cost of investing in the Portfolio with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         ONE       THREE      FIVE        TEN
                         YEAR      YEARS      YEARS      YEARS
------------------------------------------------------------------
Class I Shares           $66       $208       $362       $810
...................................................................

The annual Portfolio operating expenses do not reflect expenses at the contract level.

Van Kampen Life
Investment Trust
General Information

 -------------------------------------------------------------------------------

Van Kampen Life Investment Trust (the "Trust") is an open-end management investment company which offers shares in several separate portfolios, including this Comstock Portfolio. Each portfolio of the Trust has a different investment objective(s) which it pursues through its investment policies. Each portfolio has its own income, expenses, assets, liabilities and net asset value and each portfolio issues its own shares. Shares of each portfolio represent an interest only in that portfolio.

Shares of each portfolio are sold only to separate accounts (the "Accounts") of various insurance companies taxed as domestic insurance companies for U.S. federal income tax purposes to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts may invest in shares of the portfolios in accordance with allocation instructions received from contract owners ("Contract Owners"). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the accompanying Contract prospectus. The Trust expects that the shares of a portfolio purchased by an Account constitute all of the assets of a single segregated asset account (as determined for U.S. federal income tax purposes) of the Account.

Investment Objective,
Strategies and Risks

 -------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio's investment objective is a fundamental policy and may not be changed without shareholder approval of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.

                        INVESTMENT STRATEGIES AND RISKS

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies. The Portfolio's investment adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio's style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

The Portfolio may invest in issuers of small-, medium-or large-sized companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Portfolio invests in small- and medium-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

COMMON STOCKS. The Portfolio's investment adviser seeks to achieve the investment objective by investing in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Portfolio's policy in the foregoing sentence may be changed by the Portfolio's Board of Trustees, but no change is anticipated; if the Portfolio's policy in the foregoing sentence changes, the Portfolio will notify shareholders at least 60 days prior to implementation of the change and shareholders should consider whether the Portfolio remains an appropriate investment in light of the changes. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Portfolio invests principally in common stocks, the Portfolio may invest in preferred stocks and securities convertible into common and preferred stocks.

PREFERRED STOCKS. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

                        RISKS OF INVESTING IN SECURITIES
                               OF FOREIGN ISSUERS

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Portfolio may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Portfolio are not fully invested or attractive investment opportunities are foregone.

The Portfolio may invest in securities of issuers determined by the investment adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Portfolio will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Portfolio and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets denominated in that currency and the Portfolio's return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Portfolio will incur costs in connection with conversions between various currencies.

The Portfolio may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                             STRATEGIC TRANSACTIONS

The Portfolio may, but is not required to, use various investment strategic transactions, such as options, futures contracts and options on futures contracts, in several different ways depending upon the status of the Portfolio's investments and the expectations of the Portfolio's investment adviser concerning the securities or currency markets. Although the Portfolio's investment adviser seeks to use these transactions to achieve the Portfolio's investment objective, no assurance can be given that the use of these transactions will achieve this result.

In times of stable or rising securities prices, the Portfolio generally seeks to be fully invested. Even when the Portfolio is fully invested, however, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The Portfolio may also have cash on hand that has not yet been invested. The portion of the Portfolio's assets that is invested in cash or cash equivalents does not fluctuate with overall market prices, so that, in times of rising market prices, the Portfolio may underperform the market in proportion to the amount of cash or cash equivalents in the Portfolio. By purchasing index futures contracts, however, the Portfolio can compensate for the cash portion of its assets.

If the Portfolio's investment adviser forecasts a market decline, the Portfolio may seek to reduce its exposure to the securities markets by increasing its cash position. By selling index futures contracts instead of Portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of the Portfolio's investments. Sales of futures contracts frequently may be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, the Portfolio could then liquidate securities in a more deliberate manner, reducing its futures contracts position simultaneously to maintain the desired balance, or it could maintain the hedged position.

The Portfolio can engage in options (or index options or index futures contracts options) to attempt to manage the Portfolio's risk in advancing or declining markets. For example, the value of a put option generally increases as the value of the underlying security declines. Value is protected against a market decline to the degree the performance of the put correlates with the performance of the Portfolio's investment portfolio. If the market remains stable or advances, the Portfolio can refrain from exercising the put and the Portfolio will participate in the advance, having incurred only the premium cost for the put.

The Portfolio may purchase and sell listed and over-the-counter options ("OTC Options"). OTC Options are subject to certain additional risks including default by the other party to the transaction and the liquidity of the transactions.

In certain cases, the options and futures contracts markets provide investment or risk management opportunities that are not available from direct investments in underlying securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing the options and futures contracts markets rather than purchasing or selling portfolio securities or currencies. However, such transactions involve risks different from those involved with direct investments in underlying securities. For example, there may be an imperfect correlation between the value of the instruments and the underlying assets. In addition, the use of these transactions includes the risks of default by the other party to certain transactions. The Portfolio may incur losses in using these transactions that partially or completely offset gains in portfolio positions. These transactions may not be liquid and involve manager risk. In addition, such transactions may involve commissions and other costs, which may increase the Portfolio's expenses and reduce its return.

A more complete discussion of options, futures contracts and options on futures contracts and their risks is contained in the Portfolio's Statement of Additional Information. The Portfolio's Statement of Additional Information can be obtained by investors free of charge as described on the back cover of this Prospectus.

                       OTHER INVESTMENTS AND RISK FACTORS

For cash management purposes, the Portfolio may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Portfolio may invest up to 10% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Thus, the Portfolio may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. High-quality short-term debt investments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and repurchase agreements (collectively, "temporary investments"). Investment grade corporate debt securities include securities rated BBB or better by Standard & Poor's ("S&P") or rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or unrated securities judged by the investment adviser to be of comparable quality. A more complete description of security ratings is contained in the Portfolio's Statement of Additional Information. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities generally tend to fluctuate more in response to changes in interest rates than shorter-term securities. Securities rated Baa by Moody's or BBB by S&P are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments that in the case of higher rated securities.

The Portfolio may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, or when the Portfolio's investment adviser believes the potential for capital growth and income has lessened, or for other reasons. The Portfolio's turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund's transaction costs (including brokerage commissions or dealer costs), which would adversely impact a fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Portfolio's investment adviser considers portfolio changes appropriate. The Portfolio's turnover rate is reported in the section entitled "Financial Highlights."

Further information about these types of investments and other investment practices that may be used by the Portfolio is contained in the Portfolio's Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGY. When market conditions dictate a more defensive investment strategy, the Portfolio may, on a temporary basis, hold cash or invest a portion or all of its assets in temporary investments. Under normal market conditions, the potential for capital growth and income on these securities will tend to be lower than the potential for capital growth and income on other securities that may be owned by the Portfolio. In taking such a defensive position, the Portfolio would temporarily not be pursuing and may not achieve its investment objective.

Investment Advisory Services

 -------------------------------------------------------------------------------

THE ADVISER. Van Kampen Asset Management is the Portfolio's investment adviser (the "Adviser" or "Asset Management"). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $87 billion under management or supervision as of March 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Funds Inc., the distributor of the Portfolio (the "Distributor") and the sponsor of the funds mentioned above, is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Adviser's principal office is located at 1221 Avenue of the Americas, New York, New York 10020.

ADVISORY AGREEMENT. The Portfolio retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Trust, on behalf of the Portfolio (the "Advisory Agreement"), the Portfolio pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio as follows:

    AVERAGE DAILY NET ASSETS  % PER ANNUM
--------------------------------------------------
    First $500 million           0.60%
...................................................
    Over $500 million            0.55%
...................................................

Applying this fee schedule, the effective advisory fee rate was 0.59% of the Portfolio's average daily net assets for the fiscal year ended December 31, 2003. The Portfolio's average daily net assets are determined by taking the average of all of the determinations of the net assets during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

The Adviser furnishes offices, necessary facilities and equipment, and provides administrative services to the Portfolio. The Portfolio pays all charges and expenses of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of trustees of the Trust (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser.

From time to time, the Adviser or the Distributor may voluntarily undertake to reduce the Portfolio's expenses by reducing the fees payable to them or by reducing other expenses of the Portfolio in accordance with such limitations as the Adviser or Distributor may establish.

PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., a Managing Director of the Adviser, Jason S. Leder and Kevin C. Holt, Executive Directors of the Adviser. The composition of the team may change without notice from time to time.

Purchase of Shares

 -------------------------------------------------------------------------------

                                    GENERAL

The Portfolio offers two classes of shares designated as Class I Shares and Class II Shares. Prior to April 28, 2000, the Portfolio issued one class of shares and that class of shares has been designated as Class I Shares. The Class I Shares of the Portfolio are offered by this Prospectus (Class II Shares of the Portfolio are offered through a separate prospectus). Each class of shares of the Portfolio represents an interest in the same portfolio of investments of the Portfolio and has the same rights, except for the differing distribution fees, services fees and related expenses associated with each class of shares and the exclusive voting rights by each class with respect to any Rule 12b-1 distribution plan or service plan for such class of shares. Investors can contact their financial adviser for more information regarding the insurance company's Accounts and class of the Portfolio's shares available through such Accounts.

The Portfolio offers shares only to Accounts of various insurance companies taxed as domestic insurance companies for U.S. federal income tax purposes to fund the benefits of variable annuity or variable life insurance contracts. The Portfolio does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of holders of annuity contracts may differ from the interests of holders of life insurance contracts or that holders of one insurance company may differ from holders of other insurance companies. Nevertheless, the Portfolio's Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by participating insurance companies and accompanying this Portfolio Prospectus.

The Portfolio continuously offers shares to the Accounts at prices equal to the net asset value per share of the Portfolio. The Distributor, located at 1221 Avenue of the Americas, New York, New York 10020, acts as the distributor of the Portfolio's shares. The Portfolio and the Distributor reserve the right to refuse any order for the purchase of shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share for the Portfolio is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Portfolio's securities such that the Portfolio's net asset value per share might be materially affected. The Portfolio's Board of Trustees reserves the right to calculate the net asset value per share and adjust the offering price more frequently than once daily if deemed desirable. See the accompanying prospectus for the policies observed by the insurance company. Net asset value per share is determined by dividing the value of the Portfolio securities, cash and other assets (including accrued interest) attributable to such class of shares, less all liabilities (including accrued expenses) attributable to such class of shares, by the total number of shares of the class of shares outstanding.

Such computation is made by using prices as of the close of trading on the Exchange and (i) valuing securities listed or traded on a domestic securities exchange at the last reported sale price or, if there has been no sale that day, at the mean between the last reported bid and asked prices and valuing securities listed or traded on a foreign securities exchange at the last reported sale price or the latest bid price, (ii) valuing over-the-counter securities at the NASDAQ Official Closing Price or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (iii) valuing unlisted securities at the mean between the last reported bid and asked prices obtained from reputable brokers and (iv) valuing any securities for which market quotations are not readily available and any other assets at their fair value as determined in good faith by the Adviser in accordance with procedures established by the Portfolio's Board of Trustees. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. See the financial statements and notes thereto in the Portfolio's Statement of Additional Information.

Redemption of Shares

 -------------------------------------------------------------------------------

Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value per share next determined after the receipt of a request in proper form. The market values of the securities in the Portfolio are subject to daily fluctuations and the net asset value per share of the Portfolio's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

Dividends, Distributions

and Taxes

 -------------------------------------------------------------------------------

All dividends and capital gain dividends of the Portfolio are automatically reinvested on behalf of the Accounts in additional shares of the Portfolio.

Dividends from stocks and interest from other investments are the main sources of income for the Portfolio. Substantially all of this income, less expenses, is distributed to the Accounts at least annually. When the Portfolio sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Portfolio paid to purchase them. The Portfolio distributes any net capital gains to the Accounts at least annually.

TAX STATUS OF THE PORTFOLIO. The Portfolio has elected and qualified, and intends to continue to qualify, to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, the Portfolio will not be required to pay federal income taxes on any income it distributes to shareholders. If for any taxable year the Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In addition, if the Portfolio does not qualify as a regulated investment company, any segregated asset account holding shares of the Portfolio will not satisfy the diversification requirements for segregated asset accounts set forth in Code Section 817(h), described below. As a result, any Contract supported by such segregated asset account would no longer qualify as a life insurance or annuity contract for U.S. federal income tax purposes, and the owner of such Contract would be taxed currently on the income credited to the Contract.

TAX TREATMENT TO INSURANCE COMPANIES AS SHAREHOLDERS. The investments of the various insurance companies (through the Accounts) in the Portfolios are subject to the diversification requirements for segregated asset accounts of Section 817(h) of the Code, which must be met at the end of each calendar quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each segregated asset account of the Accounts to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, all securities of the same issuer are treated as a single investment, and the U.S. Treasury and each U.S. government agency and instrumentality is considered to be a separate issuer. Code Section 817(h) also provides, as a safe harbor, that each segregated asset account of an Account will be adequately diversified if such segregated asset account satisfies the diversification requirements for qualification as a regulated investment company under Subchapter M of the Code and no more than 55% of the segregated asset account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. A "look-through" rule provided under Code Section 817(h), if applicable, permits the assets of the Portfolio to be attributed to any segregated asset account holding shares of the Portfolio. Although the Portfolio intends to sell its shares only to Accounts and to manage its investments so that the Portfolio itself will meet the diversification requirements of Code Section 817(h), no assurance can be given that the look-through rule will apply to a particular segregated asset account or that a segregated asset account invested in shares of the Portfolio will be deemed to be adequately diversified under Code Section 817(h). In the event the investments of a segregated asset account in the Portfolio are not properly diversified under Code Section 817(h), then the Contracts funded by shares of the Portfolio will not be treated as life insurance for federal income tax purposes and the Contract Owners will be taxed currently on the income credited to their Contracts.

Distributions of the Portfolio's investment company taxable income (generally ordinary income and net short-term capital gain) are includable in the gross income of the insurance companies to which the Accounts relate. The tax treatment of such distributions depends on the insurance company's tax status. Some of the distributions from the Portfolio may be eligible for the corporate dividends received deduction if the Portfolio receives qualifying dividends and certain other requirements of the Code are satisfied.

Distributions of the Portfolio's net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) designated as capital gain dividends, if any, are treated by the insurance companies as long-term capital gains, regardless of how long they have held the shares of the Portfolio. Such capital gain dividends will be so designated in written notices to the Accounts (contained in the annual report). Capital gain dividends are not eligible for the corporate dividends received deduction.

The federal income tax rules applicable to life insurance companies taxed pursuant to Subchapter L of the Code govern the recognition of income, gain or loss attributable to Account assets held for a Contract and provide for reserve adjustments, which offset the tax effect of recognized income and loss, and for asset basis adjustments, which eliminate the potential gain or loss upon the disposition of Account assets that have increased or decreased in value. Except for the effect of proration imposed by Section 812 of the Code, these rules generally prevent an insurance company from being taxed on the actual or deemed income from Account assets to the extent such income has been reflected in the value of the supported Contracts. Shareholders should consult their own tax advisors as to the interaction of the provisions of Subchapter L of the Code with those provisions applicable to regulated investment companies and their shareholders, as well as state and local tax consequences.

As described in the accompanying prospectus for the Contracts, the insurance companies reserve the right to assess the Account a charge for any taxes paid by the insurance companies.

Financial Highlights

 -------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I Shares for the periods indicated. Prior to April 28, 2000, the Portfolio issued one class of shares and that class of shares has been designated as Class I Shares. Certain information reflects financial results for a single Class I Share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all distributions and not including the payment of sales charges and expenses at the contract level). The information for the fiscal years ended December 31, 2003, 2002, 2001 and 2000 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's most recent financial statements, is included in the Statement of Additional Information and may be obtained without charge by calling the telephone number on the back cover of this Prospectus. The information for the fiscal period ended December 31, 1999 has been audited by the Portfolio's former independent auditors. The financial highlights table should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                                                                   APRIL 30, 1999
                                                                                                  (COMMENCEMENT OF
                                                         YEAR ENDED DECEMBER 31,              INVESTMENT OPERATIONS) TO
COMSTOCK PORTFOLIO -- CLASS I SHARES            2003        2002         2001        2000         DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period................................       $ 9.10      $ 11.42      $11.75      $ 9.31             $10.00
                                               ------      -------      ------      ------             ------
  Net Investment Income.................          .13          .10         .09         .14                .10
  Net Realized and Unrealized
    Gain/Loss...........................         2.66        (2.25)       (.38)       2.57               (.66)
                                               ------      -------      ------      ------             ------
Total from Investment Operations........         2.79        (2.15)       (.29)       2.71               (.56)
                                               ------      -------      ------      ------             ------

Less:
Distributions from Net Investment
  Income................................          .11          .08         -0-         .09                .13
Distributions from Net Realized Gain....          -0-          .09         .04         .18                -0-
                                               ------      -------      ------      ------             ------
Total Distributions.....................          .11          .17         .04         .27                .13
                                               ------      -------      ------      ------             ------
Net Asset Value, End of the Period......       $11.78      $  9.10      $11.42      $11.75             $ 9.31
                                               ======      =======      ======      ======             ======

Total Return *..........................       30.99%      -19.25%      -2.46%      29.79%             -5.53%**
Net Assets at End of the Period (In
  millions).............................       $234.0      $ 128.0      $ 80.9      $ 16.7             $  1.6
Ratio of Expenses to Average Net Assets
  * (a).................................         .65%         .69%        .81%       1.01%               .95%
Ratio of Net Investment Income to
  Average Net Assets *..................        1.65%        1.57%       1.42%       2.49%              1.99%
Portfolio Turnover......................          37%          51%         50%         74%                42%**
 *If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
  (a)...................................          N/A          N/A         N/A       2.20%             10.36%
Ratio of Net Investment Income/Loss to
  Average Net Assets....................          N/A          N/A         N/A       1.30%             (7.42%)

** Non-Annualized

N/A = Not Applicable

(a) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .06% for the year ended December 31, 2000.

For More Information

 -------------------------------------------------------------------------------

EXISTING SHAREHOLDERS, PROSPECTIVE INVESTORS AND DEALERS
  - Call Client Relations 800-341-2929

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
  - For shareholder and dealer inquiries through TDD, call 800-421-2833

VAN KAMPEN LIFE INVESTMENT
TRUST -- COMSTOCK PORTFOLIO
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, Illinois 60181-5555

Investment Adviser
VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020
Distributor
VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020
Transfer Agent
VAN KAMPEN INVESTOR SERVICES INC.
PO Box 947
Jersey City, New Jersey 07303-0947
Attn: Van Kampen Life Investment Trust -- Comstock Portfolio

Custodian
STATE STREET BANK AND TRUST COMPANY
225 West Franklin Street, PO Box 1713
Boston, Massachusetts 02110-1713
Attn: Van Kampen Life Investment Trust -- Comstock Portfolio

Legal Counsel
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Auditors
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

Van Kampen Life
Investment Trust
Comstock Portfolio

A Statement of Additional Information, which contains more details about the Trust and the Comstock Portfolio, is incorporated by reference in its entirety into this prospectus.

You will find additional information about the Portfolio in its annual and semiannual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the Portfolio's performance during its last fiscal year.


You can ask questions or obtain a free copy of the Portfolio's reports or the Statement of Additional Information by calling (800) 341-2929.
Telecommunications Device for the Deaf users may call (800) 421-2833.

Information about the Trust and the Comstock Portfolio, including the reports and Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

                                  MAY 1, 2004

                                 CLASS I SHARES

                                   PROSPECTUS



The Portfolio's Investment Company                 [VAN KAMPEN INVESTMENTS LOGO]
Act File No. is 811-4424.                                     LIT PRO COM I 5/04

Van Kampen Life Investment Trust
Comstock Portfolio

 -------------------------------------------------------------------------------

The Comstock Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Shares of the Portfolio have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any state regulator, and neither the SEC nor any state regulator has passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      This Prospectus is dated MAY 1, 2004

                                CLASS II SHARES

                                   PROSPECTUS

                         [VAN KAMPEN INVESTMENTS LOGO]

Table of Contents

Risk/Return Summary.........................................   3
Fees and Expenses of the Portfolio..........................   5
Van Kampen Life Investment Trust General Information........   5
Investment Objective, Strategies and Risks..................   5
Investment Advisory Services................................   9
Purchase of Shares..........................................  10
Redemption of Shares........................................  11
Dividends, Distributions and Taxes..........................  12
Financial Highlights........................................  14

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio, the Portfolio's investment adviser or the Portfolio's distributor. This Prospectus does not constitute an offer by the Portfolio or by the Portfolio's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Portfolio to make such an offer in such jurisdiction.

Risk/Return Summary

 -------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

                        PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the capital growth and income potential for such securities materially change. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

                           PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Portfolio may invest) often fluctuate more than stock prices of larger companies. The ability of the Portfolio's investment holdings to generate income depends on the earnings and the continuing declaration of dividends by the issuers of such securities.

FOREIGN RISKS. Because the Portfolio may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation issues.

RISKS OF USING DERIVATIVE INSTRUMENTS. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and options on futures contracts are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

MANAGER RISK. As with any managed fund, the Portfolio's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Portfolio's performance may lag behind that of similar funds.

                                INVESTOR PROFILE

In light of the Portfolio's investment objective and strategies, the Portfolio may be appropriate for investors who:

- Seek capital growth and income over the long-term

- Can withstand volatility in the value of their shares of the Portfolio

- Wish to add to their investment holdings a portfolio that emphasizes a value style of investing in equity securities

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE

One way to measure the risks of investing in the Portfolio is to look at how its performance has varied from year to year. The following chart shows the annual returns of the Portfolio's Class II Shares over three calendar years prior to the date of this Prospectus. Sales charges and other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that past performance of the Portfolio is not indicative of its future performance.

[BAR GRAPH]

                                                                             ANNUAL RETURN
                                                                             -------------
2001                                                                             -2.80
2002                                                                            -19.43
2003                                                                             30.77

The Portfolio's return for the three month period ended March 31, 2004 for Class II Shares was 3.36. As a result of market activity, current performance may vary from the figures shown.

During the three-year period shown in the bar chart, the highest quarterly return for Class II Shares was 17.87% (for the quarter ended June 30, 2003) and the lowest quarterly return for Class II Shares was -19.09% (for the quarter ended September 30, 2002).

                            COMPARATIVE PERFORMANCE

As a basis for evaluating the Portfolio's performance and risks, the table below shows how the Portfolio's performance compares with two broad-based market indices that the Portfolio's investment adviser believes are appropriate benchmarks for the Portfolio: the Standard & Poor's 500 Index* and the Standard & Poor's Barra Value Index**. The Portfolio's performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. The indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices. An investment cannot be made directly in the indices.

Average annual total returns are shown for the periods ended December 31, 2003 (the most recently completed calendar year prior to the date of this Prospectus). Remember that past performance of the Portfolio is not indicative of its future performance.

    AVERAGE ANNUAL TOTAL RETURNS
    FOR THE PERIODS ENDED             PAST      SINCE
    DECEMBER 31, 2003                1 YEAR   INCEPTION
-----------------------------------------------------------
    Van Kampen Comstock Portfolio--
    Class II Shares                  30.77%     5.68%(1)
............................................................
    Standard & Poor's 500 Index      28.68%    -6.13%(2)
............................................................
    Standard & Poor's Barra Value
    Index                            31.79%    -2.02%(2)
............................................................

Inception dates: (1) 9/18/00, (2) 9/30/00

  * The Standard & Poor's 500 Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and industry group representation.

 ** The Standard & Poor's Barra Value Index is constructed by dividing the stocks in the Standard & Poor's 500 Index according to a single attribute of price-to-book ratio. The index contains companies with lower price-to-book ratios, and is capitalization weighted so that each stock is weighted in the appropriate index in proportion to its market value.

Fees and Expenses
of the Portfolio

 -------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

                                               CLASS II
                                                SHARES
-----------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets and are
based on expenses incurred during the Portfolio's fiscal
year ended December 31, 2003)
-----------------------------------------------------------
Management fees                                   0.59%
............................................................
Distribution and/or service (12b-1) fees(1)       0.25%
............................................................
Other expenses                                    0.06%
............................................................
Total annual portfolio operating expenses         0.90%
............................................................

(1) Class II Shares are subject to a combined annual distribution and service fee of up to 0.35% of the average daily net assets attributable to such class of shares, however the Portfolio's Board of Trustees currently limits this amount to 0.25%. See "Purchase of Shares."

Example:

The following example is intended to help you compare the cost of investing in the Portfolio with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         ONE       THREE      FIVE        TEN
                         YEAR      YEARS      YEARS      YEARS
-------------------------------------------------------------------
Class II Shares          $92       $287       $498       $1,108
....................................................................

The annual Portfolio operating expenses do not reflect expenses at the contract level.

Van Kampen
Life Investment Trust
General Information

 -------------------------------------------------------------------------------

Van Kampen Life Investment Trust (the "Trust") is an open-end management investment company which offers shares in several separate portfolios, including this Comstock Portfolio. Each portfolio of the Trust has a different investment objective(s) which it pursues through its investment policies. Each portfolio has its own income, expenses, assets, liabilities and net asset value and each portfolio issues its own shares. Shares of each portfolio represent an interest only in that portfolio.

Shares of each portfolio are sold only to separate accounts (the "Accounts") of various insurance companies taxed as domestic insurance companies for U.S. federal income tax purposes to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts may invest in shares of the portfolios in accordance with allocation instructions received from contract owners ("Contract Owners"). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the accompanying Contract prospectus. The Trust expects that the shares of a portfolio purchased by an Account constitute all of the assets of a single segregated asset account (as determined for U.S. federal income tax purposes) of the Account.

Investment Objective,
Strategies and Risks

 -------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio's investment objective is a fundamental policy and may not be changed without shareholder approval of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.

                        INVESTMENT STRATEGIES AND RISKS

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies. The Portfolio's investment adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio's style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

The Portfolio may invest in issuers of small-, medium-or large-sized companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Portfolio invests in small- and medium-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

COMMON STOCKS. The Portfolio's investment adviser seeks to achieve the investment objective by investing in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Portfolio's policy in the foregoing sentence may be changed by the Portfolio's Board of Trustees, but no change is anticipated; if the Portfolio's policy in the foregoing sentence changes, the Portfolio will notify shareholders at least 60 days prior to implementation of the change and shareholders should consider whether the Portfolio remains an appropriate investment in light of the changes. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Portfolio invests principally in common stocks, the Portfolio may invest in preferred stocks and securities convertible into common and preferred stocks.

PREFERRED STOCKS. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.

Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

                        RISKS OF INVESTING IN SECURITIES
                               OF FOREIGN ISSUERS

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Portfolio may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Portfolio are not fully invested or attractive investment opportunities are foregone.

The Portfolio may invest in securities of issuers determined by the investment adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Portfolio will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Portfolio and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets denominated in that currency and the Portfolio's return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Portfolio will incur costs in connection with conversions between various currencies.

The Portfolio may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                             STRATEGIC TRANSACTIONS

The Portfolio may, but is not required to, use various investment strategic transactions, such as options, futures contracts and options on futures contracts, in several different ways depending upon the status of the Portfolio's investments and the expectations of the Portfolio's investment adviser concerning the securities or currency markets. Although the Portfolio's investment adviser seeks to use these transactions to achieve the Portfolio's investment objective, no assurance can be given that the use of these transactions will achieve this result.

In times of stable or rising securities prices, the Portfolio generally seeks to be fully invested. Even when the Portfolio is fully invested, however, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The Portfolio may also have cash on hand that has not yet been invested. The portion of the Portfolio's assets that is invested in cash or cash equivalents does not fluctuate with overall market prices, so that, in times of rising market prices, the Portfolio may underperform the market in proportion to the amount of cash or cash equivalents in the Portfolio. By purchasing index futures contracts, however, the Portfolio can compensate for the cash portion of its assets.

If the Portfolio's investment adviser forecasts a market decline, the Portfolio may seek to reduce its exposure to the securities markets by increasing its cash position. By selling index futures contracts instead of Portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of the Portfolio's investments. Sales of futures contracts frequently may be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, the Portfolio could then liquidate securities in a more deliberate manner, reducing its futures contracts position simultaneously to maintain the desired balance, or it could maintain the hedged position.

The Portfolio can engage in options (or index options or index futures contracts options) to attempt to manage the Portfolio's risk in advancing or declining markets. For example, the value of a put option generally increases as the value of the underlying security declines. Value is protected against a market decline to the degree the performance of the put correlates with the performance of the Portfolio's investment portfolio. If the market remains stable or advances, the Portfolio can refrain from exercising the put and the Portfolio will participate in the advance, having incurred only the premium cost for the put.

The Portfolio may purchase and sell listed and over-the-counter options ("OTC Options"). OTC Options are subject to certain additional risks including default by the other party to the transaction and the liquidity of the transactions.

In certain cases, the options and futures contracts markets provide investment or risk management opportunities that are not available from direct investments in underlying securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing the options and futures contracts markets rather than purchasing or selling portfolio securities or currencies. However, such transactions involve risks different from those involved with direct investments in underlying securities. For example, there may be an imperfect correlation between the value of the instruments and the underlying assets. In addition, the use of these transactions includes the risks of default by the other party to certain transactions. The Portfolio may incur losses in using these transactions that partially or completely offset gains in portfolio positions. These transactions may not be liquid and involve manager risk. In addition, such transactions may involve commissions and other costs, which may increase the Portfolio's expenses and reduce its return.

A more complete discussion of options, futures contracts and options on futures contracts and their risks is contained in the Portfolio's Statement of Additional Information. The Portfolio's Statement of Additional Information can be obtained by investors free of charge as described on the back cover of this Prospectus.

                       OTHER INVESTMENTS AND RISK FACTORS

For cash management purposes, the Portfolio may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Portfolio may invest up to 10% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Thus, the Portfolio may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. High-quality short-term debt investments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and repurchase agreements (collectively, "temporary investments"). Investment grade corporate debt securities include securities rated BBB or better by Standard & Poor's ("S&P") or rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or unrated securities judged by the investment adviser to be of comparable quality. A more complete description of security ratings is contained in the Portfolio's Statement of Additional Information. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities generally tend to fluctuate more in response to changes in interest rates than shorter-term securities. Securities rated Baa by Moody's or BBB by S&P are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities.

The Portfolio may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, or when the Portfolio's investment adviser believes the potential for capital growth and income has lessened, or for other reasons. The Portfolio's turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund's transaction costs (including brokerage commissions or dealer costs), which would adversely impact a fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Portfolio's investment adviser considers portfolio changes appropriate. The Portfolio's turnover rate is reported in the section entitled "Financial Highlights."

Further information about these types of investments and other investment practices that may be used by the Portfolio is contained in the Portfolio's Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGY. When market conditions dictate a more defensive investment strategy, the Portfolio may, on a temporary basis, hold cash or invest a portion or all of its assets in temporary investments. Under normal market conditions, the potential for capital growth and income on these securities will tend to be lower than the potential for capital growth and income on other securities that may be owned by the Portfolio. In taking such a defensive position, the Portfolio would temporarily not be pursuing and may not achieve its investment objective.

Investment
Advisory Services

 -------------------------------------------------------------------------------

THE ADVISER. Van Kampen Asset Management is the Portfolio's investment adviser (the "Adviser" or "Asset Management"). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $87 billion under management or supervision as of March 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Funds Inc., the distributor of the Portfolio (the "Distributor") and the sponsor of the funds mentioned above, is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Adviser's principal office is located at 1221 Avenue of the Americas, New York, New York 10020.

ADVISORY AGREEMENT. The Portfolio retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Trust, on behalf of the Portfolio (the "Advisory Agreement"), the Portfolio pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio as follows:

    AVERAGE DAILY NET ASSETS  % PER ANNUM
---------------------------------------------
    First $500 million           0.60%
..............................................
    Over $500 million            0.55%
..............................................

Applying this fee schedule, the effective advisory fee rate was 0.59% of the Portfolio's average daily net assets for the fiscal year ended December 31, 2003. The Portfolio's average daily net assets are determined by taking the average of all of the determinations of the net assets during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

The Adviser furnishes offices, necessary facilities and equipment, and provides administrative services to the Portfolio. The Portfolio pays all charges and expenses of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of trustees of the Trust (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser.

From time to time, the Adviser or the Distributor may voluntarily undertake to reduce the Portfolio's expenses by reducing the fees payable to them or by reducing other expenses of the Portfolio in accordance with such limitations as the Adviser or Distributor may establish.

PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., a Managing Director of the Adviser, Jason S. Leder and Kevin C. Holt, Executive Directors of the Adviser. The composition of the team may change without notice from time to time.

Purchase of Shares

 -------------------------------------------------------------------------------

                                    GENERAL

The Portfolio offers two classes of shares designated as Class I Shares and Class II Shares. The Class II Shares of the Portfolio are offered by this Prospectus (Class I Shares of the Portfolio are offered through a separate prospectus). Each class of shares of the Portfolio represents an interest in the same portfolio of investments of the Portfolio and has the same rights, except for the differing distribution fees, services fees and related expenses associated with each class of shares and the exclusive voting rights by each class with respect to any Rule 12b-1 distribution plan or service plan for such class of shares. Investors can contact their financial adviser for more information regarding the insurance company's Accounts and class of the Portfolio's shares available through such Accounts.

The Portfolio offers shares only to Accounts of various insurance companies taxed as domestic insurance companies for U.S. federal income tax purposes to fund the benefits of variable annuity or variable life insurance contracts. The Portfolio does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of holders of annuity contracts may differ from the interests of holders of life insurance contracts or that holders of one insurance company may differ from holders of other insurance companies. Nevertheless, the Portfolio's Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by participating insurance companies and accompanying this Portfolio Prospectus.

The Portfolio continuously offers shares to the Accounts at prices equal to the net asset value per share of the Portfolio. The Distributor, located at 1221 Avenue of the Americas, New York, New York 10020, acts as the distributor of the Portfolio's shares. The Portfolio and the Distributor reserve the right to refuse any order for the purchase of shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."

                       DISTRIBUTION PLAN AND SERVICE PLAN

The Portfolio has adopted a distribution plan (the "Distribution Plan") with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act. The Portfolio also has adopted a service plan (the "Service Plan") with respect to its Class II Shares. Under the Distribution Plan and the Service Plan, the Portfolio pays distribution fees in connection with the sale and distribution of its Class II Shares and service fees in connection with the provision of ongoing services to Class II Shares' shareholders and maintenance of those shareholders' accounts. Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II Shares. From such amount, under the Service Plan, the Portfolio may spend up to 0.25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, these fees will increase the cost of your investment in the Portfolio and may cost you more over time than a class of shares with other types of sales charge arrangements. The net income attributable to Class II Shares will be reduced by the amount of the distribution and service fees and other expenses of the Portfolio associated with such class of shares.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share for the Portfolio is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Portfolio's securities such that the Portfolio's net asset value per share might be materially affected. The Portfolio's Board of Trustees reserves the right to calculate the net asset value per share and adjust the offering price more frequently than once daily if deemed desirable. See the accompanying prospectus for the policies observed by the insurance company. Net asset value per share is determined by dividing the value of the Portfolio securities, cash and other assets (including accrued interest) attributable to such class of shares, less all liabilities (including accrued expenses) attributable to such class of shares, by the total number of shares of the class of shares outstanding.

Such computation is made by using prices as of the close of trading on the Exchange and (i) valuing securities listed or traded on a domestic securities exchange at the last reported sale price or, if there has been no sale that day, at the mean between the last reported bid and asked prices and valuing securities listed or traded on a foreign securities exchange at the last reported sale price or the latest bid price, (ii) valuing over-the-counter securities at the NASDAQ Official Closing Price or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (iii) valuing unlisted securities at the mean between the last reported bid and asked prices obtained from reputable brokers and (iv) valuing any securities for which market quotations are not readily available and any other assets at their fair value as determined in good faith by the Adviser in accordance with procedures established by the Portfolio's Board of Trustees. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. See the financial statements and notes thereto in the Portfolio's Statement of Additional Information.

Redemption of Shares

 -------------------------------------------------------------------------------

Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value per share next determined after the receipt of a request in proper form. The market values of the securities in the Portfolio are subject to daily fluctuations and the net asset value per share of the Portfolio's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

Dividends, Distributions
and Taxes

 -------------------------------------------------------------------------------

All dividends and capital gain dividends of the Portfolio are automatically reinvested on behalf of the Accounts in additional shares of the Portfolio.

Dividends from stocks and interest from other investments are the main sources of income for the Portfolio. Substantially all of this income, less expenses, is distributed to the Accounts at least annually. When the Portfolio sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Portfolio paid to purchase them. The Portfolio distributes any net capital gains to the Accounts at least annually.

TAX STATUS OF THE PORTFOLIO. The Portfolio has elected and qualified, and intends to continue to qualify, to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, the Portfolio will not be required to pay federal income taxes on any income it distributes to shareholders. If for any taxable year the Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In addition, if the Portfolio does not qualify as a regulated investment company, any segregated asset account holding shares of the Portfolio will not satisfy the diversification requirements for segregated asset accounts set forth in Code Section 817(h), described below. As a result, any Contract supported by such segregated asset account would no longer qualify as a life insurance or annuity contract for U.S. federal income tax purposes, and the owner of such Contract would be taxed currently on the income credited to the Contract.

TAX TREATMENT TO INSURANCE COMPANIES AS SHAREHOLDERS. The investments of the various insurance companies (through the Accounts) in the Portfolios are subject to the diversification requirements for segregated asset accounts of Section 817(h) of the Code, which must be met at the end of each calendar quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each segregated asset account of the Accounts to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, all securities of the same issuer are treated as a single investment, and the U.S. Treasury and each U.S. government agency and instrumentality is considered to be a separate issuer. Code Section 817(h) also provides, as a safe harbor, that each segregated asset account of an Account will be adequately diversified if such segregated asset account satisfies the diversification requirements for qualification as a regulated investment company under Subchapter M of the Code and no more than 55% of the segregated asset account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. A "look-through" rule provided under Code Section 817(h), if applicable, permits the assets of the Portfolio to be attributed to any segregated asset account holding shares of the Portfolio. Although the Portfolio intends to sell its shares only to Accounts and to manage its investments so that the Portfolio itself will meet the diversification requirements of Code Section 817(h), no assurance can be given that the look-through rule will apply to a particular segregated asset account or that a segregated asset account invested in shares of the Portfolio will be deemed to be adequately diversified under Code Section 817(h). In the event the investments of a segregated asset account in the Portfolio are not properly diversified under Code Section 817(h), then the Contracts funded by shares of the Portfolio will not be treated as life insurance for federal income tax purposes and the Contract Owners will be taxed currently on the income credited to their Contracts.

Distributions of the Portfolio's investment company taxable income (generally ordinary income and net short-term capital gain) are includable in the gross income of the insurance companies to which the Accounts relate. The tax treatment of such distributions depends on the insurance company's tax status. Some of the distributions from the Portfolio may be eligible for the corporate dividends received deduction if the Portfolio receives qualifying dividends and certain other requirements of the Code are satisfied.

Distributions of the Portfolio's net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) designated as capital gain dividends, if any, are treated by the insurance companies as long-term capital gains, regardless of how long they have held the shares of the Portfolio. Such capital gain dividends will be so designated in written notices to the Accounts (contained in the annual report). Capital gain dividends are not eligible for the corporate dividends received deduction.

The federal income tax rules applicable to life insurance companies taxed pursuant to Subchapter L of the Code govern the recognition of income, gain or loss attributable to Account assets held for a Contract and provide for reserve adjustments, which offset the tax effect of recognized income and loss, and for asset basis adjustments, which eliminate the potential gain or loss upon disposition of Account assets that have increased or decreased in value. Except for the effect of proration imposed by Section 812 of the Code, these rules generally prevent an insurance company from being taxed on the actual or deemed income from Account assets to the extent such income has been reflected in the value of the supported Contracts. Shareholders should consult their own tax advisors as to the interaction of the provisions of Subchapter L of the Code with those provisions applicable to regulated investment companies and their shareholders, as well as state and local tax consequences.

As described in the accompanying prospectus for the Contracts, the insurance companies reserve the right to assess the Account a charge for any taxes paid by the insurance companies.

Financial Highlights

 -------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class II Shares for the periods indicated. Certain information reflects financial results for a single Class II Share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all distributions and not including the payment of sales charges and expenses at the contract level). The information for the fiscal years ended December 31, 2003, 2002 and 2001 and the fiscal period ended December 31, 2000 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's most recent financial statements, is included in the Statement of Additional Information and may be obtained without charge by calling the telephone number on the back cover of this Prospectus. The financial highlights table should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                                                              SEPTEMBER 18, 2000
                                                                                                (COMMENCEMENT
                                                           YEAR ENDED DECEMBER 31,            OF OPERATIONS) TO
COMSTOCK PORTFOLIO -- CLASS II SHARES                  2003         2002          2001        DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.......       $ 9.07       $ 11.39       $11.75             $10.19
                                                      ------       -------       ------             ------
  Net Investment Income........................          .10           .07          .10                .04
  Net Realized and Unrealized Gain/Loss........         2.66         (2.25)        (.42)              1.68
                                                      ------       -------       ------             ------
Total from Investment Operations...............         2.76         (2.18)        (.32)              1.72
                                                      ------       -------       ------             ------
Less:
  Distributions from Net Investment Income.....          .08           .05          -0-                .08
  Distributions from Net Realized Gain.........          -0-           .09          .04                .08
                                                      ------       -------       ------             ------
Total Distributions............................          .08           .14          .04                .16
                                                      ------       -------       ------             ------
Net Asset Value, End of the Period.............       $11.75       $  9.07       $11.39             $11.75
                                                      ======       =======       ======             ======

Total Return * (a).............................       30.77%       -19.43%       -2.80%             17.07%**
Net Assets at End of the Period (In
  millions)....................................       $675.2       $ 277.2       $116.2             $ 10.1
Ratio of Expenses to Average Net Assets *......         .90%          .94%        1.04%              1.20%
Ratio of Net Investment Income to Average Net
  Assets *.....................................        1.40%         1.35%        1.19%              2.14%
Portfolio Turnover.............................          37%           51%          50%                74%**
 *  If certain expenses had not been
    voluntarily assumed by the Adviser, total
    return would have been lower and the ratios
    would have been as follows:
Ratio of Expenses to Average Net Assets........          N/A           N/A          N/A              2.38%
Ratio of Net Investment Income to Average Net
  Assets.......................................          N/A           N/A          N/A               .96%

** Non-Annualized

(a) These returns include combined Rule 12b-1 fees and service fees of up to
    .25%

N/A = Not Applicable

For More Information

 -------------------------------------------------------------------------------

EXISTING SHAREHOLDERS, PROSPECTIVE INVESTORS AND DEALERS
  - Call Client Relations 800-341-2929

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
  - For shareholder and dealer inquiries through TDD, call 800-421-2833

VAN KAMPEN LIFE INVESTMENT TRUST -- COMSTOCK PORTFOLIO
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, Illinois 60181-5555

Investment Adviser
VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020
Distributor
VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020
Transfer Agent
VAN KAMPEN INVESTOR SERVICES INC.
PO Box 947
Jersey City, New Jersey 07303-0947
Attn: Van Kampen Life Investment
Trust -- Comstock Portfolio

Custodian
STATE STREET BANK AND TRUST COMPANY
225 West Franklin Street, PO Box 1713
Boston, Massachusetts 02110-1713
Attn: Van Kampen Life Investment
Trust -- Comstock Portfolio

Legal Counsel
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Auditors
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

Van Kampen Life
Investment Trust
Comstock Portfolio


A Statement of Additional Information, which contains more details about the Trust and the Comstock Portfolio, is incorporated by reference in its entirety into this Prospectus.

You will find additional information about the Portfolio in its annual and semiannual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the Portfolio's performance during its last fiscal year.


You can ask questions or obtain a free copy of the Portfolio's reports or the Statement of Additional Information by calling (800) 341-2929.
Telecommunications Device for the Deaf users may call (800) 421-2833.

Information about the Trust and the Comstock Portfolio, including the reports and Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

                                  MAY 1, 2004

                                CLASS II SHARES

                                   PROSPECTUS


The Portfolio's Investment Company                 [VAN KAMPEN INVESTMENTS LOGO]
Act File No. is 811-4424.                                     LIT PRO CM II 5/04